Exposure to Reinsurance Receivables and Recoverable (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Effects of Reinsurance [Line Items]
Reinsurance receivables		$ 50	$ 60
Reinsurance recoverable	$ 3,951	3,596	3,091
Reinsurance payables		(34)	(60)
Net reinsurance exposure		$ 3,612	$ 3,091